Employee Benefits - Summary of Movement in Reserve for Employee Termination Benefits (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Defined benefit plans provision at beginning of period	₺ 2,621,135	₺ 1,391,572
Service cost	352,454	164,086
Past service cost	3,821	3,574
Remeasurements	149,757	1,824,873
Interest expense	162,917	185,615
Benefit payments	(564,023)	(111,268)
Inflation adjustment	(1,041,575)	(837,317)
Defined benefit plans provision at end of period	₺ 1,684,487	₺ 2,621,135